SEGMENTED INFORMATION Disclosure of geographical areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Non current assets	$ 32,238
Total assets	33,129	$ 29,620
Total liabilities	1,413	273
Net Loss	(3,024)	$ (983)	$ (1,711)
Canada
Disclosure of operating segments [line items]
Non current assets	0
Total assets	790
Total liabilities	196
Net Loss	(2,633)
USA
Disclosure of operating segments [line items]
Non current assets	32,238
Total assets	32,339
Total liabilities	1,217
Net Loss	$ (391)